INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED APRIL 25, 2025 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2025 OF:
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-EVMT-PRO-SUP 042525

INVESCO actively managed EXCHANGE-TRADED COMMODITY FUND TRUST
SUPPLEMENT DATED APRIL 25, 2025, TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025, OF:
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified.” Effective immediately, the disclosure in the Statement of Additional Information is updated as follows:
The fifth and sixth sentences in the first paragraph under the section titled “General Description of the Trust and the Funds” are hereby replaced with the following.
Invesco Agriculture Commodity Strategy No K-1 ETF is “non-diversified” and, as such, its investments are not required to meet certain diversification requirements under the 1940 Act. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF and Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (each, a “Diversified Fund”) are each classified as “diversified” for purposes of the 1940 Act.
In addition and accordingly, the Fund is now subject to the following investment restrictions:
The Fund, as a fundamental policy, may not:
(1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. government, its agencies or instrumentalities).
(2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.
Please Retain This Supplement For Future Reference.
P-PS-SOAI-4 042525